Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property and equipment, net
	December 31
	2021	2020	2019
	U.S. dollar in thousands

Cost:
Computers and software	461	407	382
Office furniture and equipment	162	148	131
Leasehold improvements	56	56	56
	679	611	569
Less – accumulated depreciation	(560)	(467)	(303)
Property and equipment, net	119	144	266